Impairments - Price assumptions (Details)	12 Months Ended
Dec. 31, 2023 $ / bbl $ / MMBTU € / t € / MWh
Brent Blend oil price [Member] | 2027 [Member] | Maximum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | $ / bbl	79
Brent Blend oil price [Member] | 2027 [Member] | Minimum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | $ / bbl	(78)
Brent Blend oil price [Member] | 2030 [Member] | Maximum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | $ / bbl	78
Brent Blend oil price [Member] | 2030 [Member] | Minimum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | $ / bbl	(78)
Brent Blend oil price [Member] | 2040 [Member] | Maximum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | $ / bbl	73
Brent Blend oil price [Member] | 2040 [Member] | Minimum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | $ / bbl	(73)
Brent Blend oil price [Member] | 2050 [Member] | Maximum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | $ / bbl	68
Brent Blend oil price [Member] | 2050 [Member] | Minimum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | $ / bbl	(68)
European gas [Member] | 2027 [Member] | Maximum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit	15.5
European gas [Member] | 2027 [Member] | Minimum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit	20.9
European gas [Member] | 2030 [Member] | Maximum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit	9.1
European gas [Member] | 2030 [Member] | Minimum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit	(9.9)
European gas [Member] | 2040 [Member] | Maximum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit	9.5
European gas [Member] | 2040 [Member] | Minimum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit	(9.4)
European gas [Member] | 2050 [Member] | Maximum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit	9.5
European gas [Member] | 2050 [Member] | Minimum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit	(9.4)
Henry Hub Natural Gas Price [Member] | 2027 [Member] | Maximum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit	3.6
Henry Hub Natural Gas Price [Member] | 2027 [Member] | Minimum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit	(4.2)
Henry Hub Natural Gas Price [Member] | 2030 [Member] | Maximum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit	4.3
Henry Hub Natural Gas Price [Member] | 2030 [Member] | Minimum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit	(3.9)
Henry Hub Natural Gas Price [Member] | 2040 [Member] | Maximum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit	4.3
Henry Hub Natural Gas Price [Member] | 2040 [Member] | Minimum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit	(3.9)
Henry Hub Natural Gas Price [Member] | 2050 [Member] | Maximum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit	4.3
Henry Hub Natural Gas Price [Member] | 2050 [Member] | Minimum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit	(3.9)
Electricity Germany [Member] | 2027 [Member] | Maximum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / MWh	106
Electricity Germany [Member] | 2027 [Member] | Minimum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / MWh	(122)
Electricity Germany [Member] | 2030 [Member] | Maximum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / MWh	78
Electricity Germany [Member] | 2030 [Member] | Minimum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / MWh	(74)
Electricity Germany [Member] | 2040 [Member] | Maximum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / MWh	71
Electricity Germany [Member] | 2040 [Member] | Minimum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / MWh	(60)
Electricity Germany [Member] | 2050 [Member] | Maximum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / MWh	71
Electricity Germany [Member] | 2050 [Member] | Minimum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / MWh	(60)
EU ETS [Member] | 2027 [Member] | Maximum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / t	90
EU ETS [Member] | 2027 [Member] | Minimum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / t	(84)
EU ETS [Member] | 2030 [Member] | Maximum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / t	105
EU ETS [Member] | 2030 [Member] | Minimum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / t	(84)
EU ETS [Member] | 2040 [Member] | Maximum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / t	128
EU ETS [Member] | 2040 [Member] | Minimum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / t	(111)
EU ETS [Member] | 2050 [Member] | Maximum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / t	150
EU ETS [Member] | 2050 [Member] | Minimum [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / t	(137)